Touchstone US Long/Short Fund (Prospectus Summary) | Touchstone US Long/Short Fund
TOUCHSTONE U.S. LONG/SHORT FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with above-average total returns.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 58 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information on page 86.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone US Long/Short Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone US Long/Short Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Expenses on Short Sales	[1]	0.12%	0.12%	0.12%	0.12%
Other Operating Expenses	[1]	0.80%	0.60%	0.43%	0.40%
Total Other Expenses		0.92%	0.72%	0.55%	0.52%
Total Annual Fund Operating Expenses		1.97%	2.52%	1.35%	1.32%
Fee Waivers and/or Expense Reimbursement	[2]	(0.55%)	(0.35%)	(0.18%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.42%	2.17%	1.17%	1.02%
[1]	"Other Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.30%, 2.05%, 1.05% and 0.90% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone US Long/Short Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	711	320	119	104
Expense Example, With Redemption, 3 Years	1,054	716	391	357
Expense Example, With Redemption, 5 Years	1,476	1,277	704	664
Expense Example, With Redemption, 10 Years	2,648	2,805	1,593	1,536

Assuming No Redemption
Expense Example, No Redemption (USD $)	Touchstone US Long/Short Fund Class C
Expense Example, No Redemption, 1 Year	220
Expense Example, No Redemption, 3 Years	716
Expense Example, No Redemption, 5 Years	1,277
Expense Example, No Redemption, 10 Years	2,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended March 31, 2011, the portfolio turnover rate of the Fund was
217.63% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of companies whose securities are traded in U.S. markets and are tied economically to the United States.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund may invest up to 20% of its assets in securities of foreign issuers.  While the Fund may invest in companies of any size, it generally invests in large and mid-cap companies, or companies with market capitalizations of approximately $2.5 billion or above.  Equity securities include common and preferred stocks.  The
Fund may invest in long and short positions of publicly traded equity securities.  The Fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets.  The Fund buys securities
"long" that Analytic Investors, LLC ("Analytic"), the Fund's sub-advisor, believes will outperform and sells securities "short" that Analytic believes will underperform.

Analytic selects equity securities using a proprietary system that ranks stocks according to a mathematical model.  Analytic's system seeks to determine a security's intrinsic value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk.  Analytic begins the stock selection process by ranking stocks according to their one-month expected return.  Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o          Maximize expected return for the Fund;

o          Minimize expected volatility relative to its benchmark; and

o          Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments such as news events or significant changes in fundamental factors.
Using its system, Analytic strives to assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index. The Fund generally takes long equity positions equal to approximately 120% of the Fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the Fund's equity assets at the time of investment, although the Fund's long-short exposure will vary over time based on Analytic's assessment of market conditions and other factors. The
Fund's long equity exposure ordinarily ranges from 110% to 125% of the Fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the Fund's net assets. The cash received from short sales may be used to invest in long equity positions. Analytic will normally maintain long and short positions such that the
Fund'snet long equity exposure (i.e., the percentage of long equity positions minus the percentage of short equity positions) does not exceed 100% of the Fund's net assets.  The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.

Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear more attractive.
The Principal Risks
The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States.

Leverage Risk:  By investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks.  The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage.  This could result in increased volatility of returns.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk:  When selling a security short, the Fund will sell a security it does not own at the then-current market price.  The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and 10 years compare with the
S&P 500 Index. The bar chart does not reflect any sales charges, which would reduce your return.  Prior to February 2006, the Fund did not take short positions as part of its principal investment strategy. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone U.S. Long/Short Fund-Class Y shares Total Return as of December 31	[1]

Best Quarter: Worst Quarter: Second Quarter 2009 +15.67% Fourth Quarter 2008 -22.38%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 1, 1993, Class A shares began operations on July 31, 2003 and Institutional shares began operations on December 20,
2006.  Class A shares and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31,
2003 and December 20, 2006, respectively.  The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone US Long/Short Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(3.41%)	(3.98%)	1.47%
Class Y	Class Y Return Before Taxes	2.77%	(2.59%)	1.73%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	2.59%	(2.92%)	1.48%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	1.80%	(2.38%)	1.34%
Institutional	Institutional Return Before Taxes	2.97%	(2.37%)	1.84%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

[1]	Class C shares have not been operational and offered prior to the date of this prospectus. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.